SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Exploration and evaluation expenses	$ (298,870)	$ (6,567,364)
Administration expenses	(579,390)	(426,967)
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	114,000	2,957,000
Administration expenses	63,000	86,000
Total	$ 177,000	$ 3,043,000